Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment [Abstract]
Wells and production facilities	$ 28,874	$ 34,725
Proved properties	386,196	386,196
Work in progress and other	86,634
Oilfield assets	501,704	420,921
Accumulated depletion	(74,909)	(65,893)
Oilfield assets, net	426,795	355,028
Unevaluated leaseholds	8,240	8,240
Oil and gas properties, net	435,035	363,268
Other property and equipment	1,590	989
Accumulated depreciation	(838)	(533)
Other property and equipment, net	752	456
Total property, plant and equipment, net	$ 435,787	$ 363,724